NOTES RECEIVABLE (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
NOTES RECEIVABLE
Notes receivable	$ 591,378	¥ 4,180,885	¥ 3,073,680